INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 229,951	$ 229,951
Write-downs and impairments		62,300
Balance, end of period	261,419	229,951
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	593,475	592,404
Additions	4,592	5,205
Disposals	3,056	4,134
Balance, end of period	595,011	593,475
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(363,524)	(285,774)
Disposals	(3,005)	(3,692)
Amortization (note 21)	13,843	19,152
Impairment loss	(40,770)
Write-downs and impairments		62,290
Balance, end of period	(333,592)	(363,524)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		40,068
Balance, end of period	41,238
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489
Additions	0	0
Disposals	0	0
Balance, end of period	224,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(184,421)	(148,132)
Disposals	0	0
Amortization (note 21)	6,633	11,194
Impairment loss	(7,803)
Write-downs and impairments		25,095
Balance, end of period	(183,251)	(184,421)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		2,052
Balance, end of period	410
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	70,450	72,796
Additions	0	0
Disposals	0	2,346
Balance, end of period	70,450	70,450
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(68,398)	(66,929)
Disposals	0	(1,967)
Amortization (note 21)	1,642	2,561
Impairment loss	0
Write-downs and impairments		875
Balance, end of period	(70,040)	(68,398)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		17,106
Balance, end of period	16,079
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	70,574	67,157
Additions	4,592	5,205
Disposals	1,266	1,788
Balance, end of period	73,900	70,574
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(53,468)	(49,796)
Disposals	(1,215)	(1,725)
Amortization (note 21)	5,568	5,397
Impairment loss	0
Write-downs and impairments		0
Balance, end of period	(57,821)	(53,468)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,790	1,790
Additions	0	0
Disposals	1,790	0
Balance, end of period	0	1,790
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,790)	(1,790)
Disposals	(1,790)	0
Amortization (note 21)	0	0
Impairment loss	0
Write-downs and impairments		0
Balance, end of period	0	(1,790)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		170,725
Balance, end of period	203,692
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172
Additions	0	0
Disposals	0	0
Balance, end of period	226,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(55,447)	(19,127)
Disposals	0	0
Amortization (note 21)	0	0
Impairment loss	(32,967)
Write-downs and impairments		36,320
Balance, end of period	$ (22,480)	$ (55,447)